Subsequent Events	4 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
10. SUBSEQUENT EVENTS
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements and determined that no events have occurred that require disclosure.